Shareholder Report, Line Graph (Details) - USD ($)				12 Months Ended		16 Months Ended	18 Months Ended	24 Months Ended	28 Months Ended	30 Months Ended	36 Months Ended	40 Months Ended	42 Months Ended	48 Months Ended	52 Months Ended	54 Months Ended	60 Months Ended	64 Months Ended	66 Months Ended	72 Months Ended	76 Months Ended	78 Months Ended	84 Months Ended	88 Months Ended	90 Months Ended	96 Months Ended	100 Months Ended	102 Months Ended	108 Months Ended	112 Months Ended	114 Months Ended	120 Months Ended
	Mar. 17, 2017	Jan. 27, 2017	Jul. 31, 2016	Jul. 31, 2026	Jul. 31, 2017	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2018	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
American Funds Short-Term Tax-Exempt Bond Fund® - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Short-Term Tax-Exempt Bond Fund — Class A (with sales charge)
Accumulated Value			$ 9,750		$ 9,795			$ 9,819			$ 10,121			$ 10,432			$ 10,491			$ 10,186			$ 10,226			$ 10,615			$ 11,005			$ 11,286
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Short-Term Tax-Exempt Bond Fund — Class F-1
Accumulated Value			10,000		10,023			10,025			10,311			10,607			10,647			10,318			10,340			10,712			11,084			11,346
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Short-Term Tax-Exempt Bond Fund — Class F-2
Accumulated Value			10,000		10,049			10,077			10,396			10,728			10,802			10,500			10,553			10,968			11,384			11,689
American Funds Short-Term Tax-Exempt Bond Fund® - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Short-Term Tax-Exempt Bond Fund — Class F-3
Accumulated Value		$ 10,000					$ 10,188			$ 10,517			$ 10,860			$ 10,941			$ 10,643			$ 10,705			$ 11,134			$ 11,564			$ 11,883
American Funds Short-Term Tax-Exempt Bond Fund® - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name				American Funds Short-Term Tax-Exempt Bond Fund — Class R-6
Accumulated Value	$ 10,000					$ 10,159			$ 10,488			$ 10,830			$ 10,911			$ 10,614			$ 10,676			$ 11,104			$ 11,533			$ 11,850
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,000		10,026	10,466	10,494	10,125	11,230	11,261	10,865	11,832	11,865	11,447	12,221	12,255	11,824	11,374	11,406	11,005	11,480	11,512	11,107	11,910	11,943	11,523	11,909	11,942	11,522	12,536	12,571	12,129
Bloomberg Municipal Short 1-5 Years Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Short 1-5 Years Index
Accumulated Value	$ 10,000	$ 10,000	$ 10,000		$ 10,063	$ 10,172	$ 10,211	$ 10,111	$ 10,552	$ 10,592	$ 10,489	$ 10,869	$ 10,911	$ 10,804	$ 10,990	$ 11,032	$ 10,924	$ 10,716	$ 10,757	$ 10,652	$ 10,740	$ 10,781	$ 10,676	$ 11,098	$ 11,141	$ 11,032	$ 11,532	$ 11,577	$ 11,464	$ 11,781	$ 11,826	$ 11,711